Revenue - Contract Balances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Disclosure Of Changes In Contract Assets And Contract Liabilities [abstract]
Receivables	¥ 774,803	¥ 685,761
Contract assets	67,769	45,044
Contract liabilities	¥ 28,488	¥ 22,936